LOAN (Details)	1 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 item	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item
Short-term Debt [Line Items]
Loan			¥ 174,500,000	$ 25,000,000	¥ 89,100,000	$ 12,207,000
Fixed interest rate of loan			3.25%	3.25%
Net deferred loan costs			¥ 1,831,000	$ 1,831,300	841,800
Interest payable			3,941,000	$ 564,000	1,480,000
Loan
Short-term Debt [Line Items]
Interest payable | ¥			¥ 823,100		¥ 432,300
Bitcoins
Short-term Debt [Line Items]
Number of crypto units pledged			386	386	273	273
Bitcoins | Pledged as Collateral
Short-term Debt [Line Items]
Number of crypto units pledged			386	386	273	273
Crypto asset, number of units, retrived			273	273
SUBSEQUENT EVENTS | Bitcoins
Short-term Debt [Line Items]
Number of crypto asset pledged as collateral forfeited	48	48